Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 14—Related Party Transactions
On February 25, 2022, the Company entered into a Separation Agreement with Itzhak D. Goldberg, M.D., who formerly served as Executive Chairman and Chief Scientific Officer and currently serves as a director and Chairman Emeritus on the Company’s board of directors. Pursuant to the terms of the Separation Agreement, Dr. Goldberg will receive severance benefits of approximately $1.2 million. As of December 31, 2022, $0.4 million has been paid and the remaining $0.8 million is expected to be paid and on or before September 2023. Under the 2015 Plan and 2021 Plan, Dr. Goldberg has vested his PSUs and stock options and will have the right to exercise vested stock options as long as he remains in continuous service as a director on the board of directors.
On March 1, 2022, the Company entered into a Separation Agreement with Elisha Goldberg, former employee and son of Itzhak D. Goldberg, M.D. Pursuant to the terms of the Separation Agreement, Mr. Goldberg will receive severance benefits of approximately $0.5 million. As of December 31, 2022, $0.4 million has been paid and the remaining $0.1 million is expected to be paid and on or before March 2023. Mr. Goldberg had the right to exercise vested stock options he had received under the 2015 Plan or 2021 Plan for an extended period of 11 months, until December 31, 2022. None of the vested stock options were exercised by Mr. Goldberg.
Ohr Investment
In a series of investments in November 2013 and July 2017, the Company invested a total of $150,000 to acquire a membership interest in Ohr Cosmetics, LLC (“Ohr”), an affiliated company.
The Company owns and the family of the Company's director and Chairman Emeritus owns approximately 2.4% and 78.7%, respectively, of the membership interests in Ohr. The Chairman Emeritus’s son is the manager of Ohr. In addition, the Company’s President and Chief Executive Officer and director, and Mr. Ganzi, and the Company’s Lead Independent Director, each own approximately 1.6% of the membership interests in Ohr.
In November 2013, the Company granted Ohr an exclusive worldwide license, with the right to sublicense, under the Company's patent rights covering one of the Company's CYP26 inhibitors, ANG-3522, for the use in treating conditions of the skin or hair. Sublicensees may not grant further sublicenses under the Company's patent rights other than to affiliates of such sublicensees and entities with which sublicensees are collaborating for the research, development, manufacture and commercialization of the products. Ohr will pay the Company a royalty at a rate in the low single digits on gross revenue of products incorporating ANG-3522, and milestone payments potentially totaling up to $9.0 million based on achievement of sales milestones. Royalties and milestone payments will be paid until the later of 15 years from the first commercial sale of a licensed product or the last to expire licensed patent rights. The royalty rate is subject to adjustments under certain circumstances. The Company believes that the Ohr License was made on terms no less favorable to the Company than those that the Company could obtain from unaffiliated third parties.
No revenue from this license agreement was recognized for the years presented.
NovaPark Investment and Lease
As of December 31, 2022, the Company had a 10% interest in NovaPark. Members of the Company's Chairman Emeritus’s immediate family own a majority of the membership interests of NovaPark. The Company accounts for its aggregate 10% investment in NovaPark under the equity method. In March 2023, the Company entered into a Membership Interest Redemption Agreement with NovaPark which resulted in the relinquishment of its related party interest in NovaPark. See Note 15 for additional information.
The following table provides the activity for the NovaPark investment for the years ended December 31, 2022 and 2021 (in thousands):
	Year Ended December 31,
	2022	2021
Beginning balance	$573	$672
Losses of equity method investment	151	(96)
Distribution from NovaPark	—	(3)
Ending balance	$724	$573
As of December 31, 2022, the Company continued to rent office and laboratory space in Uniondale, New York from NovaPark under a lease that expires June 20, 2026. The Company recorded rent expense for fixed lease payments of $1.3 million and $1.1 million for the years ended December 31, 2022 and 2021, respectively. The Company recorded rent expense for variable expenses related to the lease of $0.4 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively. See Note 9 for additional information.
As of December 31, 2022, the Company was no longer conducting operations in its leased facility in Uniondale, New York. See Note 10 for additional information regarding the impairment charge the Company recorded in connection with lease facility.
In March 2023, the Company entered into a Surrender Agreement with NovaPark which resulted in the termination of its Uniondale, New York lease for a termination fee. See Note 15 for additional information.
Consultant Fees
The Company paid consulting fees under an agreement with the wife of the director and Chairman Emeritus of the Company for Company management services. Consultant fees paid to the wife were immaterial in the years ended December 31, 2022 and 2021, respectively. This consultant agreement was terminated in February 2022.